GOODWILL AND INTANGIBLE ASSETS - INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GOODWILL AND INTANGIBLE ASSETS
Intangible assets, net	$ 938,727	$ 978,915
DIA cultivator provisional license
GOODWILL AND INTANGIBLE ASSETS
Intangible assets, net	3,000
Licences/permits
GOODWILL AND INTANGIBLE ASSETS
Intangible assets, net	$ 887,732	935,265
Useful life (of years)	15 years
Right-to-use licenses
GOODWILL AND INTANGIBLE ASSETS
Intangible assets, net	$ 17,717	12,592
Useful life (of years)	15 years
Host community agreements
GOODWILL AND INTANGIBLE ASSETS
Intangible assets, net	$ 29,494	29,912
Useful life (of years)	15 years
Trade name/brand
GOODWILL AND INTANGIBLE ASSETS
Intangible assets, net	$ 3,784	$ 1,146
Useful life (of years)	5 years